TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 31,700		SFr 27,700
Securities lending transactions	3,800		4,100
Obligation to return securities received as collateral, at fair value	38,686	SFr 56,494	50,773
Total	74,200		82,600
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,600		7,700
Securities lending transactions	300		100
Obligation to return securities received as collateral, at fair value	4,400		5,600
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,300		6,000
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	3,300		3,500
Obligation to return securities received as collateral, at fair value	29,400		39,300
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,000		1,900
Securities lending transactions	0		100
Obligation to return securities received as collateral, at fair value	200		100
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,800		12,100
Securities lending transactions	200		400
Obligation to return securities received as collateral, at fair value	4,700		5,800
No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,400		5,800
Securities lending transactions	3,800		4,000
Obligation to return securities received as collateral, at fair value	38,600		50,200
Total	45,800		60,000
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	16,400		11,800
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	0		300
Total	16,400		12,100
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,600		5,900
Securities lending transactions	0		100
Obligation to return securities received as collateral, at fair value	0		300
Total	2,600		6,300
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,300		4,200
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	100		0
Total	9,400		4,200
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,800		27,700
Securities lending transactions	3,800		4,100
Obligation to return securities received as collateral, at fair value	38,686		50,773
Total	74,300		82,600
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,600		7,700
Securities lending transactions	300		100
Obligation to return securities received as collateral, at fair value	4,400		5,600
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,300		6,000
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending transactions	3,300		3,500
Obligation to return securities received as collateral, at fair value	29,400		39,300
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,000		1,800
Securities lending transactions	0		100
Obligation to return securities received as collateral, at fair value	200		100
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,900		12,200
Securities lending transactions	200		400
Obligation to return securities received as collateral, at fair value	4,700		5,800
Bank | No stated maturity [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	3,400		5,800
Securities lending transactions	3,800		4,000
Obligation to return securities received as collateral, at fair value	38,600		50,200
Total	45,800		60,000
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	16,500		11,800
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	0		300
Total	16,500		12,100
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	2,600		5,900
Securities lending transactions	0		100
Obligation to return securities received as collateral, at fair value	0		300
Total	2,600		6,300
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	9,300		4,200
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	100		0
Total	SFr 9,400		SFr 4,200